Schedule of property plant and equipment by class of assets (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		$ 125,330	$ 124,201
Property plant and equipment		127,419	125,914
Additions		6,915	4,660
Decommissioning costs - Additions to / review of estimates		11	(1)
Capitalized borrowing costs		530	478
Signature Bonuses Transfers (note 16.1)		840
Write-offs		(3,689)	(299)
Transfers		87	76
Transfers to assets held for sale		(3,469)	(1,450)
Depreciation, amortization and depletion		(7,361)	(6,134)
Impairment recognition		(108)	(194)
Impairment reversal		25	88
Cumulative translation adjustment		8,308	4,489
Balance at June 30, 2021		$ 127,419	125,914
Right-of-use assets [member] | Bottom of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Weighted average of useful life in years		2 years
Right-of-use assets [member] | Top of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Weighted average of useful life in years		47 years
Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		$ 216,407
Property plant and equipment		224,455	232,509
Balance at June 30, 2021		224,455	232,509
Gross carrying amount [member] | Right-of-use assets [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		26,382
Property plant and equipment		27,971	25,020
Balance at June 30, 2021		27,971	25,020
Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		(91,077)
Property plant and equipment		(97,036)	(106,595)
Balance at June 30, 2021		(97,036)	(106,595)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		(9,330)
Property plant and equipment		(10,265)	(9,660)
Balance at June 30, 2021		(10,265)	(9,660)
Land buildings and improvement [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		2,383	3,043
Property plant and equipment		2,543	3,109
Additions
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (note 16.1)
Write-offs
Transfers		65	(23)
Transfers to assets held for sale		(13)
Depreciation, amortization and depletion		(44)	(56)
Impairment recognition
Impairment reversal
Cumulative translation adjustment		152	145
Balance at June 30, 2021		$ 2,543	3,109
Land buildings and improvement [member] | Bottom of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Weighted average of useful life in years		25 years
Land buildings and improvement [member] | Top of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Weighted average of useful life in years		50 years
Land buildings and improvement [member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		$ 4,080
Property plant and equipment		4,308	4,744
Balance at June 30, 2021		4,308	4,744
Land buildings and improvement [member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		(1,697)
Property plant and equipment		(1,765)	(1,635)
Balance at June 30, 2021		(1,765)	(1,635)
Equipment and other assets [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020	[1]	53,126	58,680
Property plant and equipment	[1]	53,950	58,957
Additions	[1]	442	728
Decommissioning costs - Additions to / review of estimates	[1]
Capitalized borrowing costs	[1]
Signature Bonuses Transfers (note 16.1)	[1]
Write-offs	[1]	(723)	(47)
Transfers	[1]	1,706	779
Transfers to assets held for sale	[1]	(1,857)	(1,037)
Depreciation, amortization and depletion	[1]	(2,369)	(2,009)
Impairment recognition	[1]	(48)	(186)
Impairment reversal	[1]	12	42
Cumulative translation adjustment	[1]	3,661	2,007
Balance at June 30, 2021	[1]	$ 53,950	58,957
Equipment and other assets [member] | Bottom of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Weighted average of useful life in years		3 years
Equipment and other assets [member] | Top of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Weighted average of useful life in years		31 years
Equipment and other assets [member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		$ 98,085
Property plant and equipment		102,174	110,783
Balance at June 30, 2021		102,174	110,783
Equipment and other assets [member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		(44,959)
Property plant and equipment		(48,224)	(51,826)
Balance at June 30, 2021		(48,224)	(51,826)
Assets under construction [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020	[2]	16,922	15,443
Property plant and equipment	[2]	16,306	16,346
Additions	[2]	3,209	2,842
Decommissioning costs - Additions to / review of estimates	[2]
Capitalized borrowing costs	[2]	530	478
Signature Bonuses Transfers (note 16.1)	[2]
Write-offs	[2]	(963)	(167)
Transfers	[2]	(4,095)	(2,705)
Transfers to assets held for sale	[2]	(343)	(159)
Depreciation, amortization and depletion	[2]
Impairment recognition	[2]	(18)
Impairment reversal	[2]	2	27
Cumulative translation adjustment	[2]	1,062	587
Balance at June 30, 2021	[2]	16,306	16,346
Assets under construction [member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		25,954
Property plant and equipment		25,582	28,422
Balance at June 30, 2021		25,582	28,422
Assets under construction [member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		(9,032)
Property plant and equipment		(9,276)	(12,076)
Balance at June 30, 2021		(9,276)	(12,076)
Exploration and development costs [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020	[3]	35,847	31,166
Property plant and equipment	[3]	36,914	32,142
Additions	[3]	9	1
Decommissioning costs - Additions to / review of estimates	[3]	11	(1)
Capitalized borrowing costs	[3]
Signature Bonuses Transfers (note 16.1)	[3]	840
Write-offs	[3]	(614)	(14)
Transfers	[3]	2,411	2,026
Transfers to assets held for sale	[3]	(1,248)	(257)
Depreciation, amortization and depletion	[3]	(2,680)	(2,002)
Impairment recognition	[3]	(42)	(8)
Impairment reversal	[3]	11	19
Cumulative translation adjustment	[3]	2,369	1,212
Balance at June 30, 2021	[3]	36,914	32,142
Exploration and development costs [member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		61,906
Property plant and equipment		64,420	63,540
Balance at June 30, 2021		64,420	63,540
Exploration and development costs [member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		(26,059)
Property plant and equipment		(27,506)	(31,398)
Balance at June 30, 2021		(27,506)	(31,398)
Right-of-use assets [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Balance at December 31, 2020		17,052	15,869
Property plant and equipment		17,706	15,360
Additions		3,255	1,089
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (note 16.1)
Write-offs		(1,389)	(71)
Transfers			(1)
Transfers to assets held for sale		(8)	3
Depreciation, amortization and depletion		(2,268)	(2,067)
Impairment recognition
Impairment reversal
Cumulative translation adjustment		1,064	538
Balance at June 30, 2021		$ 17,706	$ 15,360

[1]	It comprises mainly signature bonuses (amounts paid in concession contracts for oil or natural gas exploration and production sharing), in addition to public service concessions, trademarks and patents and others.
[2]	Transfer to PP&E relating to Sépia and Atapu.
[3]	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.